Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 16,934,202	$ 28,953,780
Restricted cash-bank balances held on behalf of customers	490,666	2,142,615
Securities owned, at fair value	2,423	4,522,805
Receivables from broker-dealers and clearing organizations	1,045,234	13,852,846
Other receivables	24,194	60,413
Derivative assets, at fair value		1,801,095
Prepaids,deposits and other	147,538	2,095,800
Total current assets	18,644,257	53,429,354
Fixed assets, net	17,406,606	19,844,396
Right-of-use assets	205,532	593,678
Other assets	110,951	677,158
Total Assets	36,367,346	74,544,586
Current Liabilities
Payables to customers	18,923,712	22,548,699
Payables to broker-dealers and clearing organizations	818,582	15,059,984
Accrued expenses and other payables	4,680,129	2,198,697
Derivative liabilities, at fair value		3,009,166
Embedded derivative liabilities		878,420
Short-term borrowings	3,259,981	110,000
Lease liability - current	152,134	537,440
Total current liabilities	27,834,538	44,342,406
Lease liability - noncurrent	55,582	83,480
Convertible debentures	1,157,057	1,597,404
Warrant liabilities	123,188	109,687
Total Liabilities	29,170,365	46,132,977
Commitments and Contingencies
Stockholders' Equity
Preferred shares, $0.0001 par value, 2,500,000,000 shares authorized
Subscription receivable	(49,637)
Additional paid in capital	77,917,463	71,532,253
Accumulated deficit	(67,201,367)	(39,751,871)
Accumulated other comprehensive losses	(312,081)	(268,562)
Total LGHL shareholders’ equity	10,538,677	31,532,129
Non-controlling interest	(3,341,696)	(3,120,520)
Total shareholders’ equity	7,196,981	28,411,609
Total Liabilities and Stockholders' Equity	36,367,346	74,544,586
Class A Ordinary Shares
Stockholders' Equity
Ordinary shares, value	177,760	17,925
Class B Ordinary Shares
Stockholders' Equity
Ordinary shares, value	$ 6,539	$ 2,384